Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2025
Office equipment and furnishings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years